Short-Term Investments	12 Months Ended
Dec. 31, 2024
Short-Term Investments [Abstract]
SHORT-TERM INVESTMENTS

Note 3 — SHORT-TERM INVESTMENTS

The following table summarizes the Company’s short-term investments measured at fair value as of December 31, 2024 :

December 31, 2024
Non-Fixed Income Bank Financial Products	$2,856,762

As of December 31, 2024, of the short-term investments measured at fair value, $2,739,989 represents the initial investment cost of short-term investments and $116,773 represents gains and losses on changes in fair value.

The following table summarizes the Company’s short-term investments measured at amortized cost as of December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Wealth management products, cost	$3,972,984	$12,394,541
Add: Accrued interest receivable	52,968	394,088
Total short-term investments	$4,025,952	$12,788,629

As of December 31, 2024 and 2023, short-term investments consist of investments in wealth management products issued by financial institutions of which the underlying assets are loans receivable or capital lease receivables. The short investments measured at amortized cost have a stated maturity within 12 months and pay the prospective rates of return ranging from 5.6% to 7%.

The Company recorded investment income on the short-term investments of $627,090, $1,134,178 and $1,412,101 for the years ended December 31, 2024, 2023 and 2022, respectively.